COMMITMENTS AND CONTINGENCIES - Summary of Capital Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital commitments [abstract]
Construction in progress	$ 11,270	$ 22,706	$ 25,897